Shareholder Report, Holdings (Details) - General Municipal Money Market Funds, Inc.	May 31, 2024
Wealth Shares | Other
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Wealth Shares | Water
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Wealth Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Wealth Shares | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Wealth Shares | Electric
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Wealth Shares | Pollution
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Wealth Shares | Medical
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Wealth Shares | Education
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Wealth Shares | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Wealth Shares | School District
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Wealth Shares | Development
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Wealth Shares | Airport
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Wealth Shares | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Wealth Shares | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Service Shares | Other
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Service Shares | Water
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Service Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Service Shares | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Service Shares | Electric
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Service Shares | Pollution
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Service Shares | Medical
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Service Shares | Education
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Service Shares | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Service Shares | School District
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Service Shares | Development
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Service Shares | Airport
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Service Shares | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Service Shares | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Premier Shares | Other
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Premier Shares | Water
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Premier Shares | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Premier Shares | Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Premier Shares | Electric
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Premier Shares | Pollution
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Premier Shares | Medical
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Premier Shares | Education
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Premier Shares | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Premier Shares | School District
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Premier Shares | Development
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Premier Shares | Airport
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Premier Shares | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Premier Shares | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	16.10%